Schedule of Investments (unaudited)	iShares® MSCI USA Value Factor ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.9%
General Dynamics Corp.	395,288	$80,144,642
Huntington Ingalls Industries Inc.	78,745	15,963,974
L3Harris Technologies Inc.	429,401	98,994,106
Northrop Grumman Corp.	233,682	83,475,884
Raytheon Technologies Corp.	3,135,303	278,603,025
Textron Inc.(a)	550,720	40,670,672
		597,852,303
Air Freight & Logistics — 0.9%
FedEx Corp.	614,227	144,668,885

Auto Components — 0.8%
Autoliv Inc.	116,832	11,315,179
BorgWarner Inc.	1,172,146	52,828,620
Lear Corp.	319,688	54,938,383
		119,082,182
Automobiles — 5.9%
Ford Motor Co.(b)	24,894,810	425,203,355
General Motors Co.(b)	8,741,316	475,789,830
		900,993,185
Banks — 5.0%
Citigroup Inc.	5,333,720	368,880,075
Citizens Financial Group Inc.	890,465	42,190,232
Fifth Third Bancorp.	881,738	38,382,055
Regions Financial Corp.	1,490,111	35,285,829
Wells Fargo & Co.	5,466,659	279,674,274
		764,412,465
Beverages — 0.3%
Molson Coors Beverage Co., Class B	1,191,889	52,550,386

Biotechnology — 3.4%
AbbVie Inc.	2,650,452	303,927,331
Biogen Inc.(b)	259,991	69,334,400
Gilead Sciences Inc.	2,310,125	149,880,910
		523,142,641
Building Products — 1.0%
Johnson Controls International PLC	1,580,665	115,973,391
Owens Corning	358,554	33,492,529
		149,465,920
Capital Markets — 2.3%
Bank of New York Mellon Corp. (The)	1,125,240	66,614,208
Franklin Resources Inc.	409,039	12,880,638
Goldman Sachs Group Inc. (The)	625,069	258,372,271
Invesco Ltd.	828,084	21,041,615
		358,908,732
Chemicals — 1.4%
Corteva Inc.	1,331,035	57,434,160
DuPont de Nemours Inc.	527,739	36,730,634
Eastman Chemical Co.	258,846	26,927,749
LyondellBasell Industries NV, Class A.	607,825	56,418,317
Mosaic Co. (The)	1,054,508	43,835,898
		221,346,758
Communications Equipment — 3.6%
Cisco Systems Inc.	8,558,147	478,999,487
F5 Networks Inc.(a)(b)	146,512	30,936,009
Juniper Networks Inc.	1,344,927	39,702,245
		549,637,741
Security	Shares	Value

Consumer Finance — 1.0%
Ally Financial Inc.	734,428	$35,061,593
Capital One Financial Corp.	826,869	124,882,025
		159,943,618
Containers & Packaging — 0.5%
International Paper Co.	688,560	34,200,775
Westrock Co.	742,760	35,726,756
		69,927,531
Distributors — 0.3%
LKQ Corp.(b)	884,348	48,709,888

Diversified Financial Services — 0.3%
Equitable Holdings Inc.	1,135,353	38,034,326
Voya Financial Inc.	180,312	12,580,368
		50,614,694
Diversified Telecommunication Services — 7.3%
AT&T Inc.	39,563,042	999,362,441
Liberty Global PLC, Class A(b)	468,941	13,477,364
Liberty Global PLC, Class C, NVS(a)(b)	1,272,057	36,686,124
Lumen Technologies Inc.	6,594,458	78,210,272
		1,127,736,201
Electric Utilities — 2.5%
Edison International.	487,615	30,685,612
Evergy Inc.	452,125	28,822,969
Exelon Corp.	3,350,145	178,194,213
NRG Energy Inc.	818,816	32,662,570
PG&E Corp.(a)(b)	4,911,279	56,970,836
PPL Corp.	2,215,861	63,816,797
		391,152,997
Electrical Equipment — 0.8%
Eaton Corp. PLC	692,865	114,156,437
Sensata Technologies Holding PLC(a)(b)	238,677	13,151,103
		127,307,540
Electronic Equipment, Instruments & Components — 1.4%
Arrow Electronics Inc.(b)	386,613	44,750,455
Corning Inc.	2,216,053	78,825,005
TE Connectivity Ltd.	639,161	93,317,506
		216,892,966
Energy Equipment & Services — 0.9%
Baker Hughes Co.	5,284,951	132,546,571

Equity Real Estate Investment Trusts (REITs) — 2.0%
Iron Mountain Inc.	741,531	33,843,475
Omega Healthcare Investors Inc.	318,000	9,336,480
Public Storage.	344,977	114,594,460
Simon Property Group Inc.	760,005	111,401,533
Weyerhaeuser Co.	984,489	35,165,947
		304,341,895
Food & Staples Retailing — 1.8%
Kroger Co. (The)	2,884,399	115,433,648
Walgreens Boots Alliance Inc.	3,597,483	169,153,651
		284,587,299
Food Products — 2.0%
Conagra Brands Inc.	1,283,818	41,338,940
JM Smucker Co. (The)	398,060	48,905,651
Kraft Heinz Co. (The)	3,440,715	123,487,261
Tyson Foods Inc., Class A.	1,263,035	101,004,909
		314,736,761

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Value Factor ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Gas Utilities — 0.1%
UGI Corp.	485,521	$21,076,467

Health Care Providers & Services — 5.4%
Anthem Inc.	379,773	165,250,626
Cardinal Health Inc.	501,319	23,968,061
Centene Corp.(a)(b)	1,238,539	88,233,518
Cigna Corp.	767,876	164,025,992
CVS Health Corp.	3,264,329	291,439,293
DaVita Inc.(a)(b)	103,446	10,679,765
McKesson Corp.	276,729	57,526,425
Quest Diagnostics Inc.	131,857	19,353,971
Universal Health Services Inc., Class B	151,308	18,777,323
		839,254,974
Household Durables — 3.2%
DR Horton Inc.	1,334,214	119,105,284
Lennar Corp., Class A	1,536,814	153,573,823
Mohawk Industries Inc.(b)	311,083	55,127,018
Newell Brands Inc.	1,637,374	37,479,491
PulteGroup Inc.	1,408,607	67,725,825
Whirlpool Corp.	261,459	55,123,401
		488,134,842
Independent Power and Renewable Electricity Producers — 0.3%
Vistra Corp.	2,142,928	41,979,960

Insurance — 3.1%
American International Group Inc.	2,098,440	123,996,820
Athene Holding Ltd., Class A(a)(b)	387,585	33,723,771
Everest Re Group Ltd.	59,819	15,642,668
Hartford Financial Services Group Inc. (The)	392,278	28,608,834
Lincoln National Corp.	537,031	38,746,787
Loews Corp.	383,840	21,521,909
MetLife Inc.	1,523,259	95,660,665
Principal Financial Group Inc.	424,001	28,446,227
Prudential Financial Inc.	877,363	96,553,798
		482,901,479
IT Services — 4.9%
Cognizant Technology Solutions Corp., Class A	1,146,423	89,524,172
Fidelity National Information Services Inc.	1,294,733	143,378,732
Fiserv Inc.(a)(b)	772,578	76,091,207
Global Payments Inc.	347,889	49,744,648
International Business Machines Corp.	3,047,708	381,268,271
Western Union Co. (The)	761,381	13,872,362
		753,879,392
Machinery — 1.5%
Cummins Inc.	325,115	77,975,582
PACCAR Inc.	878,165	78,701,147
Snap-on Inc.	98,800	20,079,124
Westinghouse Air Brake Technologies Corp.	534,810	48,523,311
		225,279,164
Media — 2.3%
Discovery Inc., Class A(a)(b)	864,973	20,274,967
Discovery Inc., Class C, NVS(a)(b)	1,947,605	43,937,969
DISH Network Corp., Class A(a)(b)	992,612	40,766,575
Fox Corp., Class A, NVS	1,086,412	43,174,013
Fox Corp., Class B.	529,965	19,587,506
Interpublic Group of Companies Inc. (The)	1,063,587	38,895,376
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	270,188	13,449,959
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(b)	569,816	28,103,325

Security	Shares	Value

Media (continued)
ViacomCBS Inc., Class B, NVS.	3,003,631	$108,791,515
		356,981,205
Metals & Mining — 0.8%
Nucor Corp.	743,056	82,962,202
Steel Dynamics Inc.	568,259	37,550,555
		120,512,757
Mortgage Real Estate Investment — 0.3%
AGNC Investment Corp.	1,301,352	20,717,524
Annaly Capital Management Inc.	3,092,569	26,163,134
		46,880,658
Multiline Retail — 2.4%
Target Corp.	1,419,582	368,551,879
Oil, Gas & Consumable Fuels — 2.0%
Devon Energy Corp.	1,344,913	53,904,113
EOG Resources Inc.	1,695,824	156,795,887
Kinder Morgan Inc.	6,103,367	102,231,397
		312,931,397
Pharmaceuticals — 4.2%
Bristol-Myers Squibb Co.	3,997,041	233,427,194
Jazz Pharmaceuticals PLC(b)	118,417	15,754,198
Pfizer Inc.	7,902,408	345,651,326
Viatris Inc.	3,843,524	51,311,045
		646,143,763
Professional Services — 0.2%
Clarivate PLC(a)(b)	365,545	8,572,030
Leidos Holdings Inc.	245,155	24,510,597
		33,082,627
Real Estate Management & Development — 1.2%
CBRE Group Inc., Class A(b)	1,743,259	181,438,397

Road & Rail — 0.4%
AMERCO	26,167	19,284,818
Knight-Swift Transportation Holdings Inc.	618,325	35,052,844
		54,337,662
Semiconductors & Semiconductor Equipment — 12.0%
Applied Materials Inc.	1,961,568	268,048,267
Intel Corp.	17,780,688	871,253,712
Micron Technology Inc.	6,306,338	435,767,956
NXP Semiconductors NV.	507,077	101,851,486
ON Semiconductor Corp.(b)	1,060,751	50,990,300
Qorvo Inc.(b)	338,294	56,911,200
Skyworks Solutions Inc.	339,408	56,725,259
		1,841,548,180
Software — 0.2%
SS&C Technologies Holdings Inc.	463,698	36,850,080

Specialty Retail — 0.6%
Best Buy Co. Inc.	712,155	87,053,827

Technology Hardware, Storage & Peripherals — 3.5%
Dell Technologies Inc., Class C(b)	708,991	77,981,920
Hewlett Packard Enterprise Co.	7,527,112	110,272,191
HP Inc.	5,406,025	163,964,738
NetApp Inc.	481,004	42,953,657
Seagate Technology Holdings PLC	723,384	64,431,813
Western Digital Corp.(b)	1,423,273	74,422,945
		534,027,264

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Value Factor ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Tobacco — 1.3%
Altria Group Inc.	4,491,739	$198,130,607

Trading Companies & Distributors — 0.6%
United Rentals Inc.(b)	226,655	85,927,177

Total Common Stocks — 99.8%
(Cost: $13,718,089,903)		15,367,462,917

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(c)(d)(e)	36,574,240	36,592,527
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	28,317,000	28,317,000
		64,909,527
Total Short-Term Investments — 0.4%
(Cost: $64,908,885)		64,909,527

Total Investments in Securities — 100.2%
(Cost: $13,782,998,788)		15,432,372,444

Other Assets, Less Liabilities — (0.2)%		(35,435,565)

Net Assets — 100.0%		$15,396,936,879

(a)	All or a portion of this security is on loan.

(b)	Non-income producing security.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$16,321,859	$20,270,667	(a)	$—	$—	$1	$36,592,527	36,574,240	$28,984	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	25,377,000	2,940,000	(a)	—	—	—	28,317,000	28,317,000	331		—
					$—	$1	$64,909,527		$29,315		$—
(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	107	12/17/21	$12,280	$265,201
S&P 500 E-Mini Index	69	12/17/21	15,860	645,036
				$910,237

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Value Factor ETF
October 31, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks.	$15,367,462,917	$—	$—	$15,367,462,917
Money Market Funds	64,909,527	—	—	64,909,527
	$15,432,372,444	$—	$—	$15,432,372,444
Derivative financial instruments(a)
Assets
Futures Contracts	$910,237	$—	$—	$910,237

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS                      Non-Voting Shares

4